Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Disclosure of Trade and Other Payables Text Block [Abstract]
Trade and other payables

NOTE 18: Trade and other payables

Trade accounts payable

Thousands of $ For The Years ended December 31	2022	2021
Trade accounts payable	5,061	3,192
Accruals for invoices to be received	5,117	4,263
Total trade accounts payable	10,178	7,455

Other current liabilities

Thousands of $ For The Years ended December 31	2022	2021
Payroll	3,932	2,703
Other accruals	53	32
Total other current liabilities	3,985	2,735